UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Argentina — 0.8%
Arcos Dorados Holdings, Inc., Class A	88,500	$2,052,315
Banco Macro SA, Class B	130,676	298,333
Banco Macro SA, Class B ADR	39,000	780,390
BBVA Banco Frances SA	76,594	163,935
BBVA Banco Frances SA ADR	59,599	327,795
Cresud SA ADR	145,131	1,570,317
Grupo Financiero Galicia SA, Class B ADR	168,800	1,397,664
IRSA Inversiones y Representaciones SA	119,544	115,138
IRSA Inversiones y Representaciones SA ADR	57,300	498,510
Ledesma SAAI	259,501	354,847
MercadoLibre, Inc.	70,600	3,794,750
Molinos Rio de la Plata SA, Class B	93,310	565,851
Petrobras Energia SA ADR	72,987	1,003,571
Siderar SAIC	138,700	699,272
Telecom Argentina SA ADR	149,300	2,781,459
Telecom Argentina SA, Class B	229,824	967,392
Transportadora de Gas del Sur SA	252,923	171,422

		$17,542,961

Botswana — 0.5%
Barclays Bank of Botswana	1,191,347	$1,140,178
Botswana Insurance Holdings Ltd.	400,865	526,917
First National Bank of Botswana	7,511,600	2,798,822
Letshego(1)	15,329,252	2,876,994
Sechaba Breweries Ltd.	1,086,400	1,784,086
Sefalana Holding Co.	991,000	441,045
Standard Chartered Bank Botswana	850,790	1,094,839

		$10,662,881

Brazil — 6.1%
AES Tiete SA, PFC Shares	53,416	$667,611
All America Latina Logistica SA (Units)	255,200	1,157,748
Anhanguera Educacional Participacoes SA	39,000	501,955
B2W Companhia Global do Varejo	33,500	261,907
Banco Bradesco SA	73,802	900,422
Banco Bradesco SA ADR	42,100	622,659
Banco Bradesco SA, PFC Shares	357,660	5,270,979
Banco do Brasil SA	219,799	2,903,767
Banco Santander Brasil SA	144,000	1,050,754
BM&F Bovespa SA	556,900	2,603,458
Bombril SA, PFC Shares	92,000	350,336
BR Malls Participacoes SA	128,600	1,313,871
Bradespar SA, PFC Shares	56,500	994,328
Brasil Telecom SA, PFC Shares	116,635	680,487
Braskem SA, PFC Shares	61,000	473,012
BRF-Brasil Foods SA	208,066	3,560,997
BRF-Brasil Foods SA ADR	20,600	361,118
Centrais Eletricas Brasileiras SA	44,000	379,099
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	148,982	1,701,972
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	938,658
Cia de Bebidas das Americas, PFC Shares	347,325	10,483,018
Cia de Companhia de Concessoes Rodoviarias (CCR)	88,700	2,309,196
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	971,498
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,500	254,925

Security	Shares	Value
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	$316,447
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	659,969
Cia Energetica de Minas Gerais, PFC Shares	155,450	2,292,583
Cia Energetica de Sao Paulo, PFC Shares	91,600	1,354,331
Cia Hering	42,700	713,313
Cia Paranaense de Energia-Copel, PFC Shares	49,900	899,673
Cia Siderurgica Nacional SA (CSN)	161,700	1,269,348
Cielo SA	142,466	3,174,751
Contax Participacoes SA, PFC Shares	30,200	284,292
Cosan SA Industria e Comercio	52,100	664,187
CPFL Energia SA	121,200	1,329,800
Cyrela Brazil Realty SA	118,124	735,664
Diagnosticos da America SA	77,600	659,925
Duratex SA	139,243	637,619
EcoRodovias Infraestrutura e Logistica SA	48,000	352,294
EDP-Energias do Brasil SA	27,800	561,840
Eletropaulo Metropolitana SA, Class B, PFC Shares	47,168	713,948
Embratel Participacoes SA	37,424,000	179,134
Embratel Participacoes SA, PFC Shares	67,000,000	320,702
Empresa Brasileira de Aeronautica SA	381,832	2,386,133
Fibria Celulose SA	24,585	186,978
Fibria Celulose SA ADR	27,500	208,175
Gafisa SA	137,300	392,129
Gafisa SA ADR	32,700	188,679
Gerdau SA ADR	51,500	367,195
Gerdau SA, PFC Shares	161,400	1,145,959
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	201,505
Hypermarcas SA	168,500	792,203
Itau Unibanco Holding SA ADR, PFC Shares	49,500	768,240
Itau Unibanco Holding SA, PFC Shares	494,292	7,636,848
Itausa-Investimentos Itau SA, PFC Shares	932,392	4,725,805
JBS SA(1)	231,100	446,160
Klabin SA, PFC Shares	147,000	406,542
Light SA	41,500	546,050
LLX Logistica SA(1)	154,000	297,312
Localiza Rent a Car SA	57,600	762,792
Lojas Americanas SA, PFC Shares	293,896	2,219,558
Lojas Renner SA	47,500	1,279,551
Lupatech SA(1)	64,400	284,281
Marcopolo SA, PFC Shares	257,100	943,486
Metalurgica Gerdau SA, PFC Shares	72,500	646,244
MPX Energia SA(1)	20,100	380,887
MRV Engenharia e Participacoes SA	117,600	602,307
Natura Cosmeticos SA	68,900	1,172,610
OGX Petroleo e Gas Participacoes SA(1)	245,500	1,501,529
PDG Realty SA Empreendimentos e Participacoes	407,000	1,326,903
Petroleo Brasileiro SA	275,200	3,058,997
Petroleo Brasileiro SA ADR	242,800	5,030,816
Petroleo Brasileiro SA, PFC Shares	715,000	7,263,130
Randon Participacoes SA, PFC Shares	95,550	516,816
Redecard SA	211,300	2,876,894
Souza Cruz SA	144,500	1,454,030
Suzano Papel e Celulose SA	62,800	279,222
TAM SA, PFC Shares	32,800	503,622
Tele Norte Leste Participacoes SA	11,200	122,707
Tele Norte Leste Participacoes SA, PFC Shares	95,800	906,922
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	253,574
Telemar Norte Leste SA, PFC Shares	22,900	471,336
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	137,605	3,644,584
Tim Participacoes SA	329,644	1,525,277
Totvs SA	77,700	1,322,377
Tractebel Energia SA	56,300	781,508

Security	Shares	Value
Ultrapar Participacoes SA	103,648	$1,626,175
Usinas Siderurgicas de Minas Gerais SA	20,700	236,697
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	603,141
Vale SA	189,400	4,296,189
Vale SA ADR, PFC Shares	50,400	1,058,400
Vale SA, PFC Shares	496,092	10,350,586
Weg SA	130,700	1,299,875

		$139,132,531

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$87,719
Bulgarian American Credit Bank JSCO(1)	38,300	97,075
Bulgartabak Holding	3,450	60,196
CB First Investment Bank AD(1)	54,000	86,895
Chimimport AD(1)	487,988	644,272
Corporate Commercial Bank AD(1)	19,900	1,049,836
Doverie Holding AD(1)	40,000	48,939
Industrial Holding Bulgaria PLC(1)	210,365	100,845
Olovno Tzinkov Komplex AD(1)	33,800	161,165
Petrol AD(1)	76,205	193,201
Sopharma AD	303,500	682,823
Vivacom	32,300	103,441

		$3,316,407

Chile — 2.8%
Administradora de Fondos de Pensiones Provida SA ADR	14,500	$827,805
AES Gener SA	1,922,700	943,498
Almendral SA	7,092,000	947,829
Antarchile SA, Series A	28,200	396,547
Banco de Chile	29,180,895	3,425,449
Banco de Chile ADR	22,359	1,561,776
Banco de Credito e Inversiones	52,238	2,457,845
Banco Santander Chile SA ADR	44,322	3,256,781
Besalco SA	494,500	606,170
Cap SA	47,300	1,456,365
Cencosud SA	804,900	4,313,762
Cia Cervecerias Unidas SA ADR	32,100	1,657,965
Cia Electro Metalurgica SA	10,000	162,417
Cia General de Electricidad SA	116,110	510,111
Cia Sud Americana de Vapores SA	609,456	140,093
Colbun SA	5,518,200	1,380,479
Corpbanca SA	83,071,400	1,039,092
Corpbanca SA ADR	56,666	1,101,587
Embotelladora Andina SA, Series A ADR	25,100	514,550
Embotelladora Andina SA, Series B ADR	28,200	690,900
Empresa Nacional de Electricidad SA ADR	75,059	3,253,057
Empresas CMPC SA	903,000	3,067,055
Empresas Copec SA	385,000	4,593,476
Empresas La Polar SA	219,000	179,532
Enersis SA	1,248,200	424,746
Enersis SA ADR	151,871	2,568,139
ENTEL SA	77,200	1,485,318
Invercap SA	17,573	150,147
Inversiones Aguas Metropolitanas SA	211,100	288,833
Lan Airlines SA	21,000	444,126
Lan Airlines SA ADR	148,300	3,062,395
Madeco SA(1)	15,429,800	593,854
Masisa SA	5,792,050	501,573
Parque Arauco SA	498,800	816,951
Quinenco SA	324,000	748,196
Ripley Corp. SA	752,000	607,794
S.A.C.I. Falabella SA	761,300	6,076,922

Security	Shares	Value
Salfacorp SA	620,700	$1,625,657
Sigdo Koppers SA	179,600	250,572
Sociedad Quimica y Minera de Chile SA	20,950	1,019,985
Sociedad Quimica y Minera de Chile SA, Series B ADR	45,500	2,175,355
Sonda SA	736,300	1,586,945
Vina Concha y Toro SA ADR	25,800	941,700

		$63,853,349

China — 8.7%
Agile Property Holdings, Ltd.	486,000	$312,826
Agricultural Bank of China, Ltd., Class H	4,310,000	1,407,291
Air China, Ltd., Class H	1,342,000	935,154
Alibaba.com, Ltd.	523,500	482,447
Aluminum Corp. of China, Ltd., Class H	1,358,000	571,774
Angang Steel Co., Ltd., Class H	428,000	224,604
Anhui Conch Cement Co., Ltd., Class H	435,000	1,181,534
Anta Sports Products, Ltd.	711,000	821,547
AsiaInfo-Linkage, Inc.(1)	37,500	276,750
Baidu, Inc. ADR(1)	86,600	9,258,406
Bank of China, Ltd., Class H	14,203,000	4,391,872
Bank of Communications, Ltd., Class H	1,554,300	916,568
BBMG Corp., Class H	425,000	313,458
Beijing Capital International Airport Co., Ltd., Class H	596,000	239,921
Beijing Enterprises Holdings, Ltd.	185,500	933,669
Beijing North Star Co., Ltd., Class H	1,580,000	231,271
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	246,896
BYD Co., Ltd., Class H(1)	417,500	694,649
Chaoda Modern Agriculture Holdings, Ltd.	2,619,660	370,037
China Agri-Industries Holdings, Ltd.	1,292,000	811,609
China Bluechemical, Ltd., Class H	850,000	647,317
China CITIC Bank Corp., Ltd., Class H(1)	2,186,000	890,785
China Coal Energy Co., Class H	1,233,000	1,104,931
China Communications Construction Co., Ltd., Class H	1,677,000	1,091,133
China Communications Services Corp., Ltd., Class H	718,000	329,437
China Construction Bank Corp., Class H	16,955,580	10,255,341
China COSCO Holdings Co., Ltd., Class H	1,621,650	665,659
China Dongxiang (Group) Co., Ltd.	2,038,000	349,708
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	448,156
China Everbright International, Ltd.	675,000	156,734
China Everbright, Ltd.	456,000	489,186
China Foods, Ltd.	460,000	363,964
China High Speed Transmission Equipment Group Co., Ltd.	672,000	311,457
China International Marine Containers Co., Ltd., Class B	413,812	417,740
China Life Insurance Co., Ltd., Class H	1,900,000	4,518,175
China Longyuan Power Group Corp., Class H	1,303,000	1,073,920
China Mengniu Dairy Co., Ltd.	603,000	1,829,620
China Merchants Bank Co., Ltd., Class H	949,500	1,436,305
China Merchants Holdings (International) Co., Ltd.	824,000	2,214,531
China Merchants Property Development Co., Ltd., Class B	588,654	748,560
China Minsheng Banking Corp, Ltd., Class H	1,041,500	633,520
China Mobile, Ltd.	2,510,400	24,555,819
China National Building Material Co., Ltd., Class H	660,000	556,208
China National Materials Co., Ltd., Class H	596,000	215,787
China Oilfield Services, Ltd., Class H	564,000	721,474
China Overseas Land & Investment, Ltd.	978,360	1,394,901
China Pacific Insurance (Group) Co., Ltd., Class H	286,800	826,571
China Petroleum & Chemical Corp., Class H	4,906,000	4,718,145
China Railway Construction Corp., Class H	718,000	300,469
China Railway Group, Ltd., Class H	2,265,000	454,504
China Resources Enterprise, Ltd.	532,000	1,756,187
China Resources Land, Ltd.	536,000	575,763
China Resources Power Holdings Co., Ltd.	949,000	1,417,885

Security	Shares	Value
China Shenhua Energy Co., Ltd., Class H	1,060,500	$4,151,578
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	358,306
China Shipping Development Co., Ltd., Class H	736,000	465,182
China Southern Airlines Co., Ltd., Class H(1)	2,064,500	953,796
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	533,883
China Telecom Corp., Ltd., Class H	6,998,000	4,373,494
China Travel International Investment Hong Kong, Ltd.	1,660,000	216,723
China Unicom, Ltd.	2,326,290	4,735,436
China Vanke Co., Ltd., Class B	1,185,417	1,018,493
China Yurun Food Group, Ltd.	556,000	592,990
China Zhongwang Holdings, Ltd.	541,200	182,919
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	349,327
Citic Pacific, Ltd.	628,000	884,224
CNOOC, Ltd.	4,598,500	7,371,150
Cosco Pacific, Ltd.	802,000	891,275
Ctrip.com International, Ltd. ADR(1)	61,900	1,990,704
Datang International Power Generation Co., Ltd., Class H	1,504,000	381,777
Dazhong Transportation Group Co., Ltd., Class B	633,875	319,416
Dongfeng Motor Group Co., Ltd., Class H	1,298,000	1,759,686
Focus Media Holding, Ltd. ADR(1)	55,700	935,203
FU JI Food & Catering Services(1)(2)	133,000	0
Golden Eagle Retail Group, Ltd.	516,000	1,057,034
Great Wall Motor Co., Ltd., Class H	836,750	950,811
Guangdong Investment, Ltd.	954,000	590,494
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,449,167
Guangzhou R&F Properties Co., Ltd., Class H	793,200	583,728
Hangzhou Steam Turbine Co., Ltd., Class B	355,299	373,778
Hidili Industry International Development, Ltd.	304,000	88,981
Huaneng Power International, Inc., Class H	1,972,000	824,549
Industrial & Commercial Bank of China, Ltd., Class H	13,438,000	6,489,075
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	552,553
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,060,849
Jiangsu Expressway Co., Ltd., Class H	796,000	607,251
Jiangxi Copper Co., Ltd., Class H	432,000	745,280
Kingboard Chemical Holdings, Ltd.	224,000	603,373
Kunlun Energy Co., Ltd.	574,000	791,359
Lee & Man Paper Manufacturing, Ltd.	876,000	296,351
Lenovo Group, Ltd.	1,700,000	1,136,712
Li Ning Co., Ltd.	428,000	437,853
Lianhua Supermarket Holdings Ltd., Class H	234,000	331,664
Lonking Holdings, Ltd.	1,070,000	348,015
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	303,937
Metallurgical Corp. of China, Ltd., Class H	795,000	152,303
Mindray Medical International, Ltd. ADR	51,000	1,204,110
NetEase.com, Inc. ADR(1)	46,000	1,755,360
New Oriental Education & Technology Group, Inc. ADR(1)	59,600	1,369,012
Nine Dragons Paper Holdings, Ltd.	545,000	272,149
Parkson Retail Group, Ltd.	1,024,000	1,239,169
PetroChina Co., Ltd., Class H	5,962,300	7,207,170
PICC Property & Casualty Co., Ltd., Class H	600,000	639,321
Ping An Insurance (Group) Co. of China, Ltd., Class H	385,500	2,145,695
Qingling Motors Co., Ltd., Class H	1,448,966	358,683
Renhe Commercial Holdings Co., Ltd.	2,626,000	276,468
Semiconductor Manufacturing International Corp.(1)	5,725,000	276,283
Shanda Interactive Entertainment, Ltd. ADR(1)	21,000	620,340
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	776,000	861,611
Shanghai Diesel Engine Co., Ltd., Class B	534,000	464,246
Shanghai Electric Group Co., Ltd., Class H	934,000	358,809
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	260,892
Shanghai Industrial Holdings, Ltd.	175,000	488,411
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	737,180
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	119,557

Security	Shares	Value
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	$400,837
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	155,513
Shimao Property Holdings, Ltd.	532,000	396,905
SINA Corp.(1)	25,700	1,840,377
Sino-Ocean Land Holdings, Ltd.	1,370,500	436,376
Sinofert Holdings, Ltd.	650,000	166,155
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	574,966
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	647,801
Sinopharm Group Co., Ltd., Class H	472,400	1,235,207
Sohu.com, Inc.(1)	10,500	506,100
Sound Global, Ltd.	378,000	119,381
Suntech Power Holdings Co., Ltd. ADR(1)	92,500	213,675
Tencent Holdings, Ltd.	291,400	6,029,522
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,881,123
Travelsky Technology, Ltd., Class H	1,218,000	530,975
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,132,472
Want Want China Holdings, Ltd.	3,531,000	3,157,224
Weichai Power Co., Ltd., Class H	189,000	861,083
Wumart Stores, Inc., Class H	244,000	482,220
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	465,490
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,116,138
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,171,487
Zhejiang Expressway Co., Ltd., Class H	870,000	527,373
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	303,221
Zijin Mining Group Co., Ltd., Class H	1,620,000	466,310
ZTE Corp., Class H	590,616	1,676,455

		$197,481,706

Colombia — 1.8%
Almacenes Exito SA	483,055	$5,746,602
Banco de Bogota	14,000	362,694
Bancolombia SA ADR, PFC Shares	104,500	5,820,650
Bolsa de Valores de Colombia	11,328,600	199,571
Cementos Argos SA	284,000	1,603,938
Cia Colombiana de Inversiones SA	566,260	1,229,342
Cia de Cemento Argos SA	341,000	3,074,301
Corporacion Financiera Colombiana SA	17,426	311,501
Ecopetrol SA	2,214,400	4,428,800
Empresa de Energia de Bogota SA	710,000	515,026
Empresa de Telecommunicaciones de Bogota SA	2,267,738	681,496
Grupo Aval Acciones y Valores SA	1,723,100	1,133,853
Grupo de Inversiones Suramericana	220,000	3,784,456
Grupo Nutresa SA	236,463	2,852,258
Grupo Odinsa SA	47,100	215,001
Interconexion Electrica SA	661,500	3,975,855
ISAGEN SA ESP	1,417,300	1,622,919
Promigas SA	26,950	397,687
Tableros y Maderas de Caldas	94,854,700	482,137
Textiles Fabricato Tejicondor SA(1)	34,115,900	1,263,879

		$39,701,966

Croatia — 0.6%
Adris Grupa DD, PFC Shares	41,150	$1,490,135
Atlantic Grupa DD(1)	3,250	324,243
Atlantska Plovidba DD(1)	15,437	1,201,303
Croatia Osiguranje DD	160	134,761
Dalekovod DD(1)	20,940	629,692
Ericsson Nikola Tesla	5,610	1,050,399
Hrvatski Telekom DD	152,650	6,784,140
Institut IGH DD(1)	2,210	393,620
Koncar-Elektroindustrija DD	2,370	220,850
Kras DD	1,645	146,343

Security	Shares	Value
Petrokemija DD(1)	17,450	$528,330
Podravka Prehrambena Industrija DD(1)	21,750	1,001,271
Privredna Banka Zagreb DD	3,310	303,371

		$14,208,458

Czech Republic — 1.5%
CEZ AS	320,870	$12,294,690
Komercni Banka AS	37,000	6,862,362
Komercni Banka AS GDR	27,154	1,688,343
New World Resources PLC, Class A	491,200	3,436,140
Pegas Nonwovens SA	33,000	771,578
Philip Morris CR AS	3,060	1,853,834
Telefonica 02 Czech Republic AS	192,400	4,093,462
Unipetrol AS(1)	322,100	3,034,014

		$34,034,423

Egypt — 1.6%
Alexandria Mineral Oils Co.	100,200	$954,086
Arab Cotton Ginning	1,880,400	945,677
Citadel Capital Co.(1)	643,200	381,844
Commercial International Bank	1,076,390	4,144,785
Eastern Tobacco	55,400	826,015
Egypt Kuwaiti Holding Co.	1,101,751	1,138,073
Egyptian Financial & Industrial Co.(1)	137,064	222,188
Egyptian Financial Group-Hermes Holding SAE(1)	566,900	1,596,061
Egyptian for Tourism Resorts(1)	4,213,900	665,136
Egyptian International Pharmaceutical Industrial Co.	89,132	473,100
El Ezz Aldekhela Steel Alexa Co.	4,750	368,089
El Kahera Housing & Development Co. SAE	234,800	168,044
El Sewedy Cables Holding Co.	102,921	380,599
El Watany Bank of Egypt	43,866	127,953
Ezz Steel(1)	946,900	952,235
Ghabbour Auto	280,700	1,161,440
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries(1)	1,685,000	1,313,234
Maridive & Oil Services SAE	445,440	833,027
Medinet Nasr for Housing(1)	59,062	110,927
Misr Cement (Qena)	18,251	308,984
MobiNil-Egyptian Co. for Mobil Services	63,078	989,853
National Societe General Bank	149,751	577,301
Nile Cotton Ginning Co.(1)	125,000	144,002
Orascom Construction Industries (OCI)	170,301	6,116,400
Orascom Telecom Holding SAE(1)	7,318,810	4,048,938
Oriental Weavers Co.	70,181	363,527
Pioneers Holding(1)	547,300	291,349
Sidi Kerir Petrochemicals Co.	679,500	1,357,985
Six of October Development & Investment Co.	54,253	116,984
South Valley Cement	485,000	272,047
Suez Cement Co.	138,000	632,555
Talaat Moustafa Group(1)	1,658,860	1,022,531
Telecom Egypt	948,100	2,326,238

		$35,331,207

Estonia — 0.3%
AS Baltika(1)	226,000	$150,241
AS Merko Ehitus	75,000	527,769
AS Nordecon International(1)	223,282	293,084
AS Olympic Entertainment Group	803,899	1,014,837
AS Tallink Group, Ltd.(1)	5,354,470	4,206,435
AS Tallinna Kaubamaja	202,800	1,253,882
AS Tallinna Vesi	35,235	339,884

		$7,786,132

Security	Shares	Value
Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	1,810,900	$158,108
CAL Bank, Ltd.	3,266,254	590,716
Ghana Commercial Bank, Ltd.	1,384,370	2,132,457
HFC Bank Ghana, Ltd.	3,899,473	875,466
Produce Buying Co., Ltd.	650,000	113,502
SG-SSB, Ltd.	740,000	207,671
Standard Chartered Bank of Ghana, Ltd.	34,600	1,114,493
Unilever Ghana, Ltd.	249,000	1,024,883

		$6,217,296

Hungary — 1.3%
EGIS Rt.	15,078	$1,013,753
FHB Mortgage Bank Rt.(1)	61,300	137,909
Magyar Telekom Rt.	2,203,334	4,903,845
Magyar Telekom Rt. ADR	37,300	413,657
MOL Hungarian Oil & Gas Rt.(1)	115,245	7,782,744
OTP Bank Rt.	616,000	9,064,019
Richter Gedeon Rt.	50,222	6,856,548

		$30,172,475

India — 6.1%
ABB, Ltd.	23,000	$324,367
ACC, Ltd.	28,800	642,960
Adani Enterprises, Ltd.	109,100	1,166,362
Adani Power, Ltd.(1)	403,400	695,530
Aditya Birla Nuvo, Ltd.	14,406	266,854
Allahabad Bank, Ltd.	139,000	445,204
Andhra Bank	192,000	480,610
Apollo Hospitals Enterprise, Ltd.	61,400	651,128
Ashok Leyland, Ltd.	614,926	324,057
Asian Paints, Ltd.	8,000	515,146
Axis Bank, Ltd.	88,800	1,856,222
Bajaj Auto, Ltd.	33,200	1,036,909
Bajaj Auto, Ltd. GDR(3)	14,404	451,737
Bajaj Finserv, Ltd. GDR	7,202	76,563
Bajaj Holdings & Investment, Ltd.	11,100	162,324
Balrampur Chini Mills, Ltd.	332,600	310,525
Bank of India	91,100	581,660
Bharat Electronics, Ltd.	5,000	155,975
Bharat Forge, Ltd.	42,200	228,861
Bharat Heavy Electricals, Ltd.	42,500	1,413,161
Bharat Petroleum Corp., Ltd.	36,000	475,626
Bharti Airtel, Ltd.	1,109,900	8,537,438
Biocon, Ltd.	78,400	537,394
Cairn India, Ltd.(1)	141,400	783,842
Canara Bank, Ltd.	55,300	493,793
Century Textiles & Industries, Ltd.	50,000	309,815
Cipla, Ltd.	207,400	1,198,834
Coal India, Ltd.	202,600	1,371,052
Colgate-Palmolive (India), Ltd.	23,100	458,106
Container Corp. of India, Ltd.	20,800	411,753
Corporation Bank	17,000	145,636
Crompton Greaves, Ltd.	67,900	207,452
Cummins India, Ltd.	32,200	272,086
Dabur India, Ltd.	278,000	582,902
Divi’s Laboratories, Ltd.	14,000	207,995
Dr. Reddy’s Laboratories, Ltd.	24,300	729,540
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	798,640
Educomp Solutions, Ltd.	38,500	185,350
Essar Oil, Ltd.(1)	178,500	290,412
GAIL (India), Ltd.	174,650	1,452,234

Security	Shares	Value
GAIL (India), Ltd. GDR(3)	25,050	$1,260,015
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	340,850
Glenmark Pharmaceuticals, Ltd.	114,000	749,221
GMR Infrastructure(1)	1,192,200	651,720
Grasim Industries, Ltd. GDR(3)	13,300	630,917
Great Eastern Shipping Co., Ltd. (The)	56,700	287,879
GTL, Ltd.(1)	34,000	39,674
Gujarat Ambuja Cements, Ltd.	159,800	483,374
HCL Technologies, Ltd.	49,700	410,632
HDFC Bank, Ltd.	364,500	3,445,490
HDFC Bank, Ltd. ADR	38,500	1,122,275
Hero Honda Motors, Ltd.	51,542	2,044,896
Hindalco Industries, Ltd.	256,210	676,321
Hindustan Construction, Ltd.	431,600	250,926
Hindustan Petroleum Corp., Ltd.	42,500	318,479
Hindustan Unilever, Ltd.	588,309	4,076,079
Hindustan Zinc, Ltd.	199,000	479,195
Housing Development & Infrastructure, Ltd.(1)	254,301	503,938
Housing Development Finance Corp., Ltd.	445,000	5,803,162
I-Flex Solutions, Ltd.(1)	4,000	154,843
ICICI Bank, Ltd.	135,100	2,381,745
ICICI Bank, Ltd. ADR	50,200	1,742,944
IDBI Bank, Ltd.	219,000	454,578
Idea Cellular, Ltd.(1)	1,065,701	2,123,534
Indiabulls Real Estate, Ltd.	304,000	449,506
Indian Hotels Co., Ltd.	173,820	251,788
Indian Oil Corp., Ltd.	176,300	1,122,056
Infosys, Ltd.	187,051	9,608,240
Infrastructure Development Finance Co., Ltd.	492,900	1,100,001
ITC, Ltd.	1,223,800	4,922,409
Jain Irrigation Systems, Ltd.	63,500	194,992
Jaiprakash Associates, Ltd.	448,250	658,399
Jammu & Kashmir Bank, Ltd.	12,000	195,442
Jindal Steel & Power, Ltd.	131,700	1,347,105
JSW Energy, Ltd.	590,877	655,969
JSW Steel, Ltd.	30,700	368,619
Kotak Mahindra Bank, Ltd.	154,400	1,429,504
Lanco Infratech, Ltd.(1)	599,000	190,996
Larsen & Toubro, Ltd.	38,200	1,052,292
Larsen & Toubro, Ltd. GDR(3)	48,000	1,304,784
LIC Housing Finance, Ltd.	150,000	640,711
Lupin, Ltd.	71,500	688,725
Mahindra & Mahindra, Ltd.	167,400	2,731,917
Maruti Suzuki India, Ltd.	50,500	1,116,974
Motor Industries Co., Ltd.	3,900	559,651
Mphasis, Ltd.	53,500	370,205
Mundra Port & Special Economic Zone, Ltd.	475,400	1,588,038
National Aluminium Co., Ltd.	96,000	120,739
Nestle India, Ltd.	12,100	1,045,601
Neyveli Lignite Corp., Ltd.	78,000	123,292
NHPC, Ltd.	2,174,100	1,049,872
Nicholas Piramal India, Ltd.	41,782	305,053
NTPC, Ltd.	1,000,700	3,440,569
Oil & Natural Gas Corp., Ltd.	665,700	3,610,125
Patni Computer Systems, Ltd.(1)	37,000	216,453
Petronet LNG, Ltd.	94,000	305,480
Power Grid Corporation of India, Ltd.	916,500	1,844,118
Punjab National Bank, Ltd.	13,000	252,217
Ranbaxy Laboratories, Ltd.	26,000	272,184
Ranbaxy Laboratories, Ltd. GDR(3)	70,500	747,300
Reliance Capital, Ltd.	82,700	522,847
Reliance Industries, Ltd.	447,512	7,316,796

Security	Shares	Value
Reliance Industries, Ltd. GDR(4)	42,816	$1,370,711
Reliance Infrastructure, Ltd.	89,700	679,921
Reliance Infrastructure, Ltd. GDR	5,900	174,640
Reliance Power, Ltd.(1)	446,200	696,399
Satyam Computer Services, Ltd.(1)	220,900	314,081
Sesa Goa, Ltd.	143,000	579,627
Siemens India, Ltd.	37,200	635,118
State Bank of India	17,700	685,055
State Bank of India GDR	25,100	2,108,776
Steel Authority of India, Ltd.	241,000	520,662
Sterlite Industries (India), Ltd.	293,200	671,071
Sun Pharmaceuticals Industries, Ltd.	222,000	2,083,855
Tata Chemicals, Ltd.	58,600	377,125
Tata Communications, Ltd.	47,000	177,779
Tata Consultancy Services, Ltd.	163,380	3,427,732
Tata Motors, Ltd.	238,500	749,806
Tata Motors, Ltd. ADR	19,800	304,524
Tata Power Co., Ltd.	886,000	1,796,423
Tata Steel, Ltd.	81,000	682,151
Tata Tea, Ltd.	156,000	271,331
Titan Industries, Ltd.	248,000	1,048,621
Torrent Power, Ltd.	65,000	296,725
UltraTech Cement, Ltd.	14,600	338,928
United Phosphorus, Ltd.	112,000	311,617
United Spirits, Ltd.	47,500	765,918
Voltas, Ltd.	86,500	194,544
Wipro, Ltd.	152,666	1,053,857
Wipro, Ltd. ADR	21,833	201,955
Zee Entertainment Enterprises, Ltd.	413,300	984,010

		$138,892,673

Indonesia — 3.5%
Adaro Energy PT	4,955,000	$923,374
AKR Corporindo Tbk PT	950,000	248,133
Aneka Tambang Tbk PT	8,587,500	1,401,758
Astra Argo Lestari Tbk PT	319,000	669,125
Astra International Tbk PT	1,469,000	10,164,062
Bakrie Sumatera Plantations Tbk PT	10,258,500	316,306
Bakrieland Development Tbk PT(1)	28,008,000	339,440
Bank Central Asia Tbk PT	8,850,500	7,424,701
Bank Danamon Indonesia Tbk PT	2,391,681	1,199,699
Bank Mandiri Tbk PT	5,487,000	3,754,743
Bank Negara Indonesia Persero Tbk PT	2,149,000	869,056
Bank Pan Indonesia Tbk PT(1)	3,525,272	250,165
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	366,138
Bank Rakyat Indonesia PT	8,580,000	5,437,591
Barito Pacific Tbk PT(1)	5,662,500	517,907
Bumi Resources Tbk PT	14,544,000	3,068,344
Charoen Pokphand Indonesia Tbk PT	5,000,000	1,300,671
Delta Dunia Makmur Tbk PT(1)	2,681,500	200,586
Gudang Garam Tbk PT	420,000	2,403,990
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	326,731
Indo Tambangraya Megah Tbk PT	90,000	383,860
Indocement Tunggal Prakarsa Tbk PT	1,149,500	1,751,969
Indofood CBP Sukses Makmur Tbk PT	770,000	413,709
Indofood Sukses Makmur Tbk PT	3,225,500	1,774,355
Indosat Tbk PT	2,085,500	1,194,016
International Nickel Indonesia Tbk PT	2,462,000	810,694
Jasa Marga Tbk PT	3,247,500	1,406,945
Kalbe Farma Tbk PT	3,420,000	1,211,937
Lippo Karawaci Tbk PT	11,794,000	874,877
Matahari Putra Prima Tbk PT	1,600,000	164,038

Security	Shares	Value
Medco Energi Internasional Tbk PT	1,397,000	$326,799
Perusahaan Gas Negara PT	12,555,000	3,652,457
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,270,000	506,615
Ramayana Lestari Sentosa Tbk PT	4,100,000	308,390
Semen Gresik (Persero) Tbk PT	2,655,000	2,405,192
Tambang Batubara Bukit Asam Tbk PT	948,000	1,733,816
Telekomunikasi Indonesia Tbk PT	11,443,160	9,446,327
Unilever Indonesia Tbk PT	969,700	1,749,776
United Tractors Tbk PT	3,099,500	7,413,150
XL Axiata Tbk PT	2,113,000	1,145,150

		$79,856,592

Jordan — 0.9%
Arab Bank PLC	711,675	$8,027,875
Arab Potash Co. PLC	54,500	2,908,405
Bank of Jordan	262,189	810,662
Capital Bank of Jordan(1)	500,415	939,316
Jordan Ahli Bank	79,695	185,586
Jordan Petroleum Refinery	142,800	795,456
Jordan Phosphate Mines	62,700	1,132,679
Jordan Steel	269,400	820,069
Jordan Telecom Corp.	150,600	1,152,003
Jordanian Electric Power Co.	243,901	908,755
Royal Jordanian Airlines(1)	209,700	266,361
Taameer Jordan Holdings PSC(1)	1,153,700	602,454
Union Land Development(1)	156,800	429,316
United Arab Investors(1)	1,294,200	228,903

		$19,207,840

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	407,000	$3,607,134
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	561,500	3,481,856
Kazakhmys PLC	313,100	3,824,833
Kazkommertsbank JSC GDR(1)(3)	154,600	526,236
KazMunaiGas Exploration Production GDR(3)	269,326	3,940,864

		$15,380,923

Kenya — 0.7%
Athi River Mining, Ltd.	561,200	$921,832
Bamburi Cement Co., Ltd.	366,541	547,348
Barclays Bank of Kenya, Ltd.	6,659,520	693,212
Co-operative Bank of Kenya, Ltd. (The)	4,490,500	625,854
East African Breweries, Ltd.	2,343,540	3,815,888
Equity Bank, Ltd.	11,358,300	1,994,188
ICDC Investment Co.(1)	977,680	150,862
KenolKobil, Ltd.	2,380,000	232,717
Kenya Airways, Ltd.(1)	1,598,400	413,722
Kenya Commercial Bank, Ltd.	9,436,560	1,535,966
Kenya Electricity Generating Co., Ltd.	1,449,600	133,560
Kenya Power & Lighting, Ltd.	7,330,572	1,254,412
Mumias Sugar Co., Ltd.	3,556,814	230,368
Nation Media Group, Ltd.	302,980	422,272
NIC Bank, Ltd.	704,939	209,623
Safaricom, Ltd.	79,736,300	2,334,571
Standard Chartered Bank Kenya, Ltd.	309,721	542,667

		$16,059,062

Kuwait — 1.8%
Abyaar Real Estate Development(1)	1,440,000	$136,962
Agility DGS	620,000	693,738
Ahli United Bank	199,500	670,974
Al Ahli Bank of Kuwait KSC	108,750	254,739
Al Safat Investment Co. KSC(1)	1,140,000	337,412

Security	Shares	Value
Al Safwa Group Holding Co. KSC(1)	7,920,000	$479,774
Al-Mazaya Holding Co.(1)	520,000	116,466
Al-Qurain Petrochemicals Co.(1)	1,460,000	1,142,046
Boubyan Bank KSC(1)	607,500	1,311,851
Boubyan Petrochemicals Co.	1,875,000	3,780,793
Burgan Bank SAK(1)	661,280	1,187,838
Combined Group Contracting Co.	108,350	537,682
Commercial Bank of Kuwait SAK	240,000	727,667
Commercial Real Estate Co. KSCC(1)	2,369,266	667,910
Gulf Bank(1)	1,030,000	1,933,225
Gulf Cable & Electrical Industries	110,000	581,496
Hits Telecom Holding KSC(1)	1,320,000	232,335
Investment Dar Co. (The)(1)(2)	125,000	16,694
Kuwait Finance House KSC	1,084,341	3,522,494
Kuwait Foods Co. (Americana)	350,000	1,843,395
Kuwait International Bank(1)	818,000	790,273
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	409,373
Kuwait Portland Cement Co.	192,500	715,386
Kuwait Projects Co. Holdings KSC	385,875	436,968
Kuwait Real Estate Co.(1)	1,720,000	294,526
Mabanee Co. SAKC(1)	517,000	1,511,532
Mena Holding Group(1)(2)	30,000	1,765
Mobile Telecommunications Co.	1,980,000	6,717,921
National Bank of Kuwait SAK	1,508,222	5,770,494
National Industries Group Holding(1)	2,537,500	1,951,700
National Investment Co.(1)	645,000	440,516
National Mobile Telecommunication Co. KSC	162,500	1,102,689
National Real Estate Co.(1)	569,800	150,137
Sultan Center Food Products Co.(1)	580,000	209,349

		$40,678,120

Latvia — 0.0%(5)
Grindeks(1)	12,000	$115,115
Latvian Shipping Co.(1)	96,000	64,825

		$179,940

Lebanon — 0.3%
Banque Audi sal-Audi Saradar Group	246,610	$1,454,999
Byblos Bank	838,110	1,382,882
Solidere	275,848	4,170,786

		$7,008,667

Lithuania — 0.2%
Apranga PVA	363,680	$686,392
Bankas Snoras(1)	2,505,608	794,481
Invalda PVA(1)	70,800	182,935
Klaipedos Nafta PVA(1)	1,576,663	839,589
Lesto AB	100,536	74,727
Lietuvos Dujos	200,000	152,415
Lietuvos Energijas Gamyba AB(1)	19,013	9,680
LITGRID Turtas AB(1)	18,780	9,259
Panevezio Statybos Trestas	323,592	507,449
Pieno Zvaigzdes	94,000	205,780
Rokiskio Suris	177,000	331,141
Siauliu Bankas(1)	827,358	296,986

		$4,090,834

Malaysia — 3.1%
Aeon Co.(M) Bhd	184,200	$396,800
Affin Holdings Bhd	236,000	182,729
Airasia Bhd	851,000	797,810
Alliance Financial Group Bhd	330,800	339,049
AMMB Holdings Bhd	615,900	1,109,707

Security	Shares	Value
Axiata Group Bhd	1,505,175	$2,152,782
Batu Kawan Bhd	100,300	467,360
Berjaya Corp. Bhd	2,498,100	781,743
Berjaya Sports Toto Bhd	445,097	589,945
Boustead Holdings Bhd	375,000	588,559
British American Tobacco Malaysia Bhd	73,000	1,018,600
Bursa Malaysia Bhd	224,600	427,410
CIMB Group Holdings Bhd	1,417,266	3,071,532
Dialog Group Bhd	1,556,164	1,081,921
Digi.com Bhd	133,400	1,266,787
Gamuda Bhd	1,965,800	1,757,421
Genting Bhd	1,174,900	3,322,805
Genting Plantations Bhd	261,000	567,425
Hong Leong Bank Bhd	252,400	802,614
Hong Leong Financial Group Bhd	61,500	208,460
IGB Corp. Bhd	315,120	187,747
IJM Corp. Bhd	1,007,020	1,566,568
IOI Corp. Bhd	1,671,268	2,414,860
Kencana Petroleum Bhd	1,456,000	1,121,617
Kinsteel Bhd	1,475,000	224,305
KLCC Property Holdings Bhd	250,000	248,542
KNM Group Bhd	973,075	361,257
Kuala Lumpur Kepong Bhd	227,650	1,495,753
Kulim (Malaysia) Bhd	792,800	827,494
Lafarge Malayan Cement Bhd	468,660	957,364
Landmarks Bhd(1)	576,800	172,538
Lion Industries Corp. Bhd	436,600	182,756
Malayan Banking Bhd	1,152,486	2,872,042
Malaysia Airports Holdings Bhd	200,000	330,265
Malaysian Airline System Bhd(1)	683,133	282,611
Malaysian Bulk Carriers Bhd	205,000	114,248
Malaysian Resources Corp. Bhd	1,188,000	615,152
Maxis Bhd	1,245,600	2,068,816
Media Prima Bhd	567,300	388,271
MISC Bhd	638,440	1,166,121
MMC Corp. Bhd	662,000	531,354
Muhibbah Engineering (M) Bhd	639,400	198,987
Multi-Purpose Holdings Bhd	430,540	318,299
Parkson Holdings Bhd	570,622	1,008,801
Petronas Chemicals Group Bhd	1,522,300	2,626,816
Petronas Dagangan Bhd	374,700	1,866,259
Petronas Gas Bhd	135,300	547,393
PLUS Expressways Bhd	700,900	946,242
PPB Group Bhd	300,400	1,556,829
Proton Holdings Bhd	222,800	192,430
Public Bank Bhd	702,398	2,705,168
Resorts World Bhd	1,613,100	1,755,496
RHB Capital Bhd	260,500	568,485
SapuraCrest Petroleum Bhd	650,000	743,167
Shell Refining Co. Bhd	201,100	596,266
Sime Darby Bhd	2,280,809	5,991,995
Sino Hua-An International Bhd	2,699,600	167,050
SP Setia Bhd	570,150	692,659
Sunway Bhd(1)	378,040	223,804
Sunway Real Estate Investment Trust	1,028,200	356,449
Supermax Corp. Bhd	250,000	199,187
Ta Ann Holdings Bhd	197,683	264,664
Tan Chong Motor Holdings Bhd	219,000	306,075
Telekom Malaysia Bhd	845,000	1,078,624
Tenaga Nasional Bhd	1,057,531	1,702,668
Top Glove Corp. Bhd	210,000	267,830
UMW Holdings Bhd	239,000	510,584

Security	Shares	Value
Unisem (M) Bhd	799,500	$252,175
Wah Seong Corp. Bhd	682,750	418,493
WCT Bhd	699,500	435,032
YTL Corp. Bhd	1,949,455	804,875
YTL Power International Bhd	1,521,299	805,261

		$69,169,203

Mauritius — 0.8%
Ireland Blyth, Ltd.	64,209	$174,253
Mauritius Commercial Bank	1,535,695	8,914,278
Naiade Resorts, Ltd.(1)	219,280	204,990
New Mauritius Hotels, Ltd.	1,267,600	3,570,714
Rogers & Co., Ltd.	48,555	464,418
Shell Mauritius, Ltd.	25,800	144,124
State Bank of Mauritius, Ltd.	1,389,749	4,138,228
Sun Resorts, Ltd.	656,202	1,149,017
United Basalt Products, Ltd.	102,150	443,998

		$19,204,020

Mexico — 5.7%
Alfa SAB de CV, Series A	571,272	$5,869,889
America Movil SAB de CV, Series L	24,926,522	27,517,498
Bolsa Mexicana de Valores SAB de CV	240,000	331,400
Carso Infraestructura y Construccion SA(1)	830,000	418,936
Cemex SAB de CV, Series CPO(1)	10,896,318	3,464,898
Coca-Cola Femsa SA de CV, Series L	102,000	904,643
Compartamos SAB de CV	2,460,800	3,326,976
Consorcio ARA SA de CV	562,100	159,286
Controladora Comercial Mexicana SA de CV(1)	352,600	470,610
Corporacion GEO SA de CV, Series B(1)	316,700	409,450
Desarrolladora Homex SAB de CV(1)	149,900	338,312
Embotelladoras Arca SAB de CV	134,100	555,025
Empresas ICA SAB de CV(1)	1,151,300	1,277,613
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	9,997,152
Genomma Lab Internacional SA de CV(1)	438,500	723,116
Grupo Aeroportuario del Pacifico SA de CV, Class B	125,800	421,346
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	892,380
Grupo Bimbo SA de CV, Series A	1,682,508	3,105,769
Grupo Carso SA de CV, Series A1	927,400	2,153,253
Grupo Comercial Chedraui SA de CV	132,800	315,136
Grupo Elektra SA de CV	49,226	3,744,824
Grupo Financiero Banorte SA de CV, Class O	3,433,000	10,146,676
Grupo Financiero Inbursa SA de CV, Class O	4,032,816	6,743,436
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,973,061	9,396,609
Grupo Modelo SA de CV, Series C	447,600	2,529,691
Grupo Televisa SA, Series CPO	1,105,518	4,055,082
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,651,271
Industrias CH SA, Series B(1)	158,452	448,902
Industrias Penoles SA de CV	127,829	4,694,070
Inmuebles Carso SAB de CV(1)	927,400	677,405
Kimberly-Clark de Mexico SA de CV	395,170	2,015,963
Mexichem SA de CV	1,191,673	3,583,152
Minera Frisco SAB de CV(1)	927,400	3,163,008
Organizacion Soriana SAB de CV, Class B(1)	166,700	338,966
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	779,525
Telefonos de Mexico SA de CV, Series L	3,656,760	2,739,581
TV Azteca SAB de CV, Series CPO	1,018,565	542,022
Urbi Desarrollos Urbanos SA de CV(1)	427,700	576,396
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	8,633,883

		$129,113,150

Security	Shares	Value
Morocco — 1.8%
Alliances Developpement Immobilier SA	5,300	$424,876
Attijariwafa Bank	174,500	7,838,309
Banque Centrale Populaire	48,600	2,317,822
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	3,790,812
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	867,080
Centrale Laitiere	4,200	693,520
Ciments du Maroc	9,810	1,282,946
Compagnie Generale Immobiliere	5,300	673,197
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	317,975
Credit Immobilier et Hotelier	17,500	534,840
Delta Holding SA	30,000	309,132
Douja Promotion Groupe Addoha SA	280,100	2,696,054
Holcim Maroc SA	7,282	1,678,867
Label Vie(1)	3,700	523,172
Lafarge Ciments	9,200	1,796,267
Managem	12,400	2,184,237
Maroc Telecom	526,641	9,024,255
Samir(1)	20,347	1,899,322
Societe des Brasseries du Maroc	1,829	424,087
SONASID (Societe Nationale de Siderurgie)(1)	5,872	1,125,814
Wafa Assurance	1,500	593,152

		$40,995,736

Nigeria — 0.8%
Access Bank PLC	16,694,470	$587,679
African Petroleum PLC(1)	1,797,328	123,387
Ashaka Cement PLC	2,905,875	298,505
Cadbury Nigeria PLC(1)	1,333,333	119,922
Dangote Cement PLC	2,476,238	1,527,776
Dangote Sugar Refinery PLC	7,275,654	319,919
Diamond Bank PLC	22,314,600	470,621
Ecobank Transnational, Inc.	5,323,600	394,311
First Bank of Nigeria PLC	22,404,910	1,371,099
First City Monument Bank PLC	12,831,301	341,579
Flour Mills of Nigeria PLC	726,008	270,303
Guaranty Trust Bank PLC	28,412,800	2,260,724
Guiness Nigeria PLC	597,934	805,235
Lafarge Cement WAPCO Nigeria PLC	3,131,300	781,819
Nestle Foods Nigeria PLC	258,000	648,030
Nigerian Breweries PLC	3,376,900	1,691,729
Oando PLC	5,369,423	776,799
Oceanic Bank International PLC(1)	12,943,850	93,238
PZ Cussons Nigeria PLC	3,463,540	648,223
Skye Bank PLC	16,739,600	534,744
UAC of Nigeria PLC	3,101,250	646,770
Unilever Nigeria PLC	3,750,000	643,713
Union Bank of Nigeria PLC(1)	15,659,632	164,002
United Bank for Africa PLC	35,994,507	866,052
Zenith Bank, Ltd.	30,149,437	2,337,035

		$18,723,214

Oman — 0.9%
Bank Dhofar SAOG	725,634	$1,008,218
Bank Muscat SAOG	2,634,640	4,585,738
Bank Sohar	2,501,900	1,043,332
Dhofar International Development & Investment Holding Co.	256,825	278,414
Galfar Engineering & Contracting SAOG	930,340	852,054
National Bank of Oman, Ltd.	845,230	682,681
Oman Cables Industry SAOG	112,400	212,219
Oman Cement Co. SAOG	412,000	476,161
Oman Flour Mills Co., Ltd. SAOG	543,700	614,320

Security	Shares	Value
Oman International Bank SAOG	1,429,706	$978,197
Oman Telecommunications Co.	1,262,260	3,776,726
Omani Qatari Telecommunications Co. SAOG	671,100	1,112,002
Ominvest	603,724	712,410
Raysut Cement Co. SAOG	356,710	888,880
Renaissance Holdings Co.	1,085,940	1,802,144
Shell Oman Marketing Co.	66,100	401,269

		$19,424,765

Pakistan — 0.9%
Adamjee Insurance Co., Ltd.	235,620	$143,288
Arif Habib Securities, Ltd.(1)	631,600	209,362
Attock Petroleum, Ltd.	99,000	448,568
Bank Alfalah, Ltd.(1)	1,396,394	179,149
D.G. Khan Cement Co., Ltd.(1)	850,320	199,465
Engro Corp., Ltd.	875,936	1,426,354
Fauji Fertilizer Bin Qasim, Ltd.	841,000	558,756
Fauji Fertilizer Co., Ltd.	788,243	1,443,541
Habib Bank, Ltd.	199,650	272,099
Hub Power Co., Ltd.	5,133,400	2,430,644
ICI Pakistan, Ltd.	167,800	276,996
Indus Motor Co., Ltd.	112,000	247,252
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	126,457
Kot Addu Power Co., Ltd.	799,500	410,473
Lucky Cement, Ltd.	883,300	758,967
Muslim Commercial Bank, Ltd.	1,355,153	2,667,969
National Bank of Pakistan	1,522,946	797,827
Nishat Mills, Ltd.	1,529,980	831,700
Oil & Gas Development Co., Ltd.	1,601,500	2,406,682
Pakistan Oil Fields, Ltd.	273,700	1,143,703
Pakistan Petroleum, Ltd.	995,962	2,146,821
Pakistan State Oil Co., Ltd.	323,900	936,155
Pakistan Telecommunication Co., Ltd.	3,237,500	426,249
United Bank, Ltd.	1,302,825	897,701

		$21,386,178

Peru — 1.8%
Alicorp SA	2,077,461	$4,119,717
Banco Continental SA	265,780	479,142
Cia de Minas Buenaventura SA	82,880	3,122,755
Cia de Minas Buenaventura SA ADR	188,676	7,120,632
Cia Minera Milpo SA	808,171	1,456,952
Credicorp, Ltd. ADR	101,500	9,358,300
Edegel SA	2,023,411	1,079,736
Ferreyros SA	623,451	552,980
Grana y Montero SA	965,092	1,896,431
Intergroup Financial Services Corp.	40,900	952,970
Luz del Sur SAA	83,400	184,932
Minsur SA	1,384,773	1,398,004
Sociedad Minera Cerro Verde SAA	47,600	1,617,448
Sociedad Minera el Brocal SA	32,370	483,187
Southern Copper Corp.	227,494	5,685,075
Volcan Cia Minera SA, Class B	1,930,402	1,774,842

		$41,283,103

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	12,558,000	$10,849,845
Aboitiz Power Corp.	2,050,000	1,325,595
ABS-CBN Holdings Corp. PDR	236,200	187,741
Alliance Global Group, Inc.	6,821,000	1,440,321
Ayala Corp.	211,838	1,397,665
Ayala Land, Inc.	5,663,008	1,870,529

Security	Shares	Value
Banco De Oro	873,000	$1,010,532
Bank of the Philippine Islands	1,532,721	1,943,057
Filinvest Land, Inc.	16,105,546	400,962
First Gen Corp.(1)	1,129,760	359,690
First Philippine Holdings Corp.	274,000	337,233
Globe Telecom, Inc.	17,000	343,338
International Container Terminal Services, Inc.	887,100	941,106
JG Summit Holding, Inc.	2,893,700	1,410,182
Jollibee Foods Corp.	467,000	897,174
Lopez Holdings Corp.	11,450,000	1,142,185
Manila Electric Co.	465,214	2,476,306
Manila Water Co.	481,700	208,536
Megaworld Corp.	10,700,000	408,061
Metropolitan Bank & Trust Co.	747,479	1,117,168
Philex Mining Corp.	2,985,000	1,491,331
Philippine Long Distance Telephone Co.	66,260	3,303,277
PNOC Energy Development Corp.	6,776,250	870,302
Robinsons Land Corp.	1,290,000	330,826
Semirara Mining Corp.	122,900	519,212
SM Investments Corp.	111,232	1,320,009
SM Prime Holdings, Inc.	4,912,040	1,364,658
Universal Robina Corp.	1,148,700	1,085,512
Vista Land & Lifescapes, Inc.	9,352,000	648,345

		$41,000,698

Poland — 2.9%
Agora SA	69,000	$267,577
AmRest Holdings SE(1)	16,908	344,054
Asseco Poland SA	233,270	2,828,192
Bank Handlowy w Warszawie SA	24,785	515,812
Bank Millennium SA	697,490	951,194
Bank Pekao SA	110,485	4,444,160
Bioton SA(1)	19,451,400	463,154
Boryszew SA(1)	3,500,000	455,902
BRE Bank SA(1)	24,950	1,806,652
Budimex SA	43,576	949,562
Cersanit SA(1)	170,700	239,926
Cinema City International NV(1)	19,500	153,073
Cyfrowy Polsat SA(1)	588,680	2,642,755
Echo Investment SA(1)	240,000	259,141
Eurocash SA	199,803	1,414,360
Getin Holding SA(1)	333,533	721,215
Globe Trade Centre SA(1)	76,488	269,704
Grupa Lotos SA(1)	176,940	1,330,454
KGHM Polska Miedz SA	152,118	5,956,355
KOPEX SA(1)	104,700	577,941
LC Corp. SA(1)	608,300	180,913
LPP SA	1,762	1,034,272
Lubelski Wegiel Bogdanka SA	25,100	772,927
Mostostal-Warszawa SA	10,400	68,826
Netia SA(1)	639,700	956,030
NG2 SA	12,000	152,353
Orbis SA(1)	138,180	1,528,352
PBG SA	39,056	655,045
Polimex-Mostostal SA	1,627,072	645,873
Polish Oil & Gas	1,815,866	2,211,768
Polnord SA	19,500	68,525
Polska Grupa Energetyczna SA	665,300	3,881,267
Polski Koncern Naftowy Orlen SA(1)	335,195	3,651,643
Powszechna Kasa Oszczednosci Bank Polski SA	628,882	6,196,552
Powszechny Zaklad Ubezpieczen SA	41,600	3,920,755
Tauron Polska Energia SA	1,741,300	2,662,492

Security	Shares	Value
Telekomunikacja Polska SA	1,027,645	$5,370,602
Telekomunikacja Polska SA GDR	169,000	893,587
Telekomunikacja Polska SA GDR(4)	76,100	402,379
TVN SA	746,266	3,202,979

		$65,048,323

Qatar — 1.9%
Barwa Real Estate Co.	126,643	$1,014,897
Commercial Bank of Qatar	72,232	1,553,986
Doha Bank, Ltd.	63,819	1,056,628
First Finance Co.(1)(2)	98,957	269,031
Gulf International Services QSC	185,800	1,241,466
Industries Qatar	284,707	9,576,555
Masraf Al Rayan(1)	507,800	3,421,088
Qatar Electricity & Water Co.	60,800	2,295,757
Qatar Fuel	13,200	875,575
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,273,507
Qatar Insurance Co.	24,508	535,143
Qatar International Islamic Bank	32,210	466,757
Qatar Islamic Bank	63,415	1,388,964
Qatar National Bank	225,897	8,765,927
Qatar National Cement Co.	12,559	369,153
Qatar National Navigation	93,351	2,044,741
Qatar Telecom QSC	99,778	4,004,827
United Development Co.(1)	110,370	575,414
Vodafone Qatar(1)	770,600	1,610,796

		$43,340,212

Romania — 0.7%
Antibiotice SA	1,559,438	$187,458
Banca Transilvania(1)	12,535,580	3,572,847
Biofarm Bucuresti	8,097,100	469,359
BRD-Group Societe Generale	2,316,900	7,733,066
OMV Petrom SA	39,759,206	3,426,944
Transelectrica SA	101,000	528,286
TRANSGAZ SA Medias	5,376	317,637

		$16,235,597

Russia — 5.4%
Aeroflot-Russian Airlines	749,030	$1,219,422
AvtoVAZ(1)	2,100,000	1,332,106
CTC Media, Inc.	140,500	1,250,450
Evraz Group SA GDR(1)(3)	35,750	556,640
Federal Grid Co. Unified Energy System JSC	37,815,100	281,987
Federal Hydrogenerating Co. JSC	549,606	17,761
Federal Hydrogenerating Co. JSC ADR	91,259,220	2,977,332
Gazprom Neft	77,000	270,058
IDGC Holding JSC(1)	2,300,000	161,000
Irkutskenergo OJSC ADR	13,500	344,848
JSC Scientific Production Corp. Irkut ADR	18,333	103,972
LUKOIL OAO ADR	154,100	7,734,279
LUKOIL OAO GDR	91,400	4,606,609
Magnitogorsk Iron & Steel Works GDR(3)	58,800	279,062
Mechel ADR	103,700	1,056,703
MMC Norilsk Nickel ADR	129,000	2,803,170
MMC Norilsk Nickel GDR	200,400	4,318,456
Mobile TeleSystems	1,435,719	7,912,751
Mobile TeleSystems ADR	101,500	1,248,450
Mosenergo	7,630,462	458,034
NovaTek OAO GDR(3)	61,800	7,095,158
Novolipetsk Steel GDR(3)	35,000	709,371
OAO Gazprom ADR	2,437,800	23,330,878

Security	Shares	Value
OAO Inter Rao Ues	334,270,138	$347,641
OAO TMK	4,106	9,462
OAO TMK GDR(3)	10,400	94,751
PIK Group GDR(1)(3)	100,000	326,541
Polymetal GDR(1)	48,800	749,371
Rosneft Oil Co. GDR(3)	796,600	4,627,959
Rostelecom ADR(1)	63,133	1,729,213
Sberbank of Russia(3)	6,569,380	14,217,327
Sberbank of Russia ADR(1)	201,050	1,787,335
Sberbank of Russia, PFC Shares	862,200	1,460,162
Sistema JSFC GDR(3)	14,500	201,647
Surgutneftegas OJSC ADR	176,000	1,399,200
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,073,100
Surgutneftegas OJSC GDR	522,200	4,190,804
Tatneft ADR	167,432	4,117,699
TGK-2(1)	47,290,846	5,722
Transneft	200	203,547
Uralkali	329,500	2,276,384
Uralkali GDR(3)	18,000	614,344
VimpelCom, Ltd. ADR	358,430	3,415,838
VTB Bank OJSC GDR(3)	1,317,874	5,400,056
X5 Retail Group NV GDR(1)(3)	123,700	3,401,747

		$121,718,347

Slovenia — 0.6%
Gorenje DD(1)	80,554	$629,990
KRKA DD	103,282	7,101,304
Luka Koper(1)	34,436	433,213
Mercator Poslovni Sistem	7,524	1,644,112
Nova Kreditna Banka Maribor	156,914	942,549
Petrol	4,172	875,585
Sava DD(1)	2,986	94,252
Telekom Slovenije DD	19,971	1,647,695
Zavarovalnica Triglav DD	57,322	947,696

		$14,316,396

South Africa — 6.3%
ABSA Group, Ltd.	140,173	$2,323,368
Adcock Ingram Holdings, Ltd.	72,016	534,050
AECI, Ltd.	48,300	442,494
African Bank Investments, Ltd.	415,015	1,688,234
African Oxygen, Ltd. (AFROX)	143,280	299,886
African Rainbow Minerals, Ltd.	44,100	942,954
Anglo Platinum, Ltd.	24,200	1,650,987
AngloGold Ashanti, Ltd.	141,034	5,847,110
AngloGold Ashanti, Ltd. ADR	25,699	1,062,911
Arcelormittal South Africa, Ltd.	69,201	506,290
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,197,854
Astral Foods, Ltd.	26,100	378,191
Aveng, Ltd.	516,996	2,202,228
AVI, Ltd.	228,000	909,791
Barloworld, Ltd.	336,700	2,509,523
Bidvest Group, Ltd.	357,503	6,582,463
Capital Property Fund	592,025	626,889
Clicks Group, Ltd.	218,200	1,011,258
DataTec, Ltd.	285,500	1,339,878
Discovery Holdings, Ltd.	221,254	1,082,311
FirstRand, Ltd.	1,633,485	3,948,570
Foschini, Ltd.	104,323	1,093,878
Gold Fields, Ltd.	310,680	4,758,722
Grindrod, Ltd.	416,000	772,317
Group Five, Ltd.	115,500	369,766

Security	Shares	Value
Growthpoint Properties, Ltd.	608,900	$1,336,230
Harmony Gold Mining Co., Ltd.	172,600	2,019,707
Hyprop Investments, Ltd.	65,400	437,377
Illovo Sugar, Ltd.	51,000	159,168
Impala Platinum Holdings, Ltd.	219,168	4,428,588
Imperial Holdings, Ltd.	61,800	803,335
Investec, Ltd.	106,800	582,340
JSE, Ltd.	45,700	362,924
Kumba Iron Ore, Ltd.	35,800	1,879,692
Kumba Resources, Ltd.	84,500	1,771,045
Lewis Group, Ltd.	39,800	343,820
Liberty Holdings, Ltd.	52,100	514,260
Life Healthcare Group Holdings, Ltd.	433,721	1,035,872
Massmart Holdings, Ltd.	48,804	835,409
Medi-Clinic Corp., Ltd.	161,590	672,616
MMI Holdings, Ltd.	413,933	870,467
Mondi, Ltd.	29,155	209,739
Mpact, Ltd.(1)	36,200	59,224
Mr. Price Group, Ltd.	188,400	1,561,376
MTN Group, Ltd.	1,358,880	22,199,585
Murray & Roberts Holdings, Ltd.	315,200	1,011,060
Nampak, Ltd.	246,700	637,641
Naspers, Ltd., Class N	167,576	7,236,803
Nedbank Group, Ltd.	101,000	1,704,667
Netcare, Ltd.	395,900	640,370
Northam Platinum, Ltd.	130,300	528,341
Pick’n Pay Holdings, Ltd.	125,270	237,524
Pick’n Pay Stores, Ltd.	152,660	688,192
Pretoria Portland Cement Co., Ltd.	183,714	527,070
Redefine Properties, Ltd.	1,341,296	1,326,850
Remgro, Ltd.	203,605	2,784,373
Reunert, Ltd.	257,600	1,865,558
RMB Holdings, Ltd.	380,500	1,189,096
RMI Holdings	449,000	695,319
Sanlam, Ltd.	773,090	2,582,198
Santam, Ltd.	27,610	471,878
Sappi, Ltd.(1)	270,600	796,416
Sasol, Ltd.	200,236	8,211,995
Shoprite Holdings, Ltd.	201,153	2,816,723
Spar Group, Ltd.	79,260	941,375
Standard Bank Group, Ltd.	488,549	5,589,465
Steinhoff International Holdings, Ltd.(1)	552,500	1,530,210
Sun International, Ltd.	33,860	339,250
Telkom South Africa, Ltd.	333,000	1,318,168
Tiger Brands, Ltd.	72,016	1,866,745
Tongaat-Hulett	25,322	288,516
Truworths International, Ltd.	192,241	1,671,102
Vodacom Group (Pty), Ltd.	224,500	2,502,295
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	836,011
Woolworths Holdings, Ltd.	355,542	1,535,105

		$141,535,013

South Korea — 5.9%
Amorepacific Corp.	783	$779,275
BS Financial Group, Inc.(1)	73,284	799,027
Celltrion, Inc.	28,100	1,031,021
Cheil Industries, Inc.	15,000	1,039,938
Cheil Worldwide, Inc.	21,650	339,193
CJ CheilJedang Corp.	2,100	518,445
CJ Corp.	9,583	631,940
CJ O Shopping Co., Ltd.	1,122	248,261
Daelim Industrial Co., Ltd.	6,870	548,469

Security	Shares	Value
Daesang Corp.	29,700	$307,175
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	454,494
Daewoo International Corp.	10,502	258,297
Daewoo Motor Sales Corp.(1)	100,000	105,760
Daewoo Securities Co., Ltd.	35,260	305,339
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	372,563
Daishin Securities Co.	14,000	118,855
DGB Financial Group Co., Ltd.(1)	50,580	598,948
Dong-A Pharmaceutical Co., Ltd.	4,228	319,537
Dongbu Insurance Co., Ltd.	16,120	694,990
Dongkuk Steel Mill Co., Ltd.	18,400	342,572
Doosan Corp.	4,600	519,171
Doosan Heavy Industries & Construction Co., Ltd.	10,750	501,644
Doosan Infracore Co., Ltd.(1)	22,060	332,023
E-Mart Co., Ltd.(1)	5,011	1,267,585
Eugene Investment & Securities Co., Ltd.(1)	28,700	77,101
GLOVIS Co., Ltd.	7,450	1,100,037
GS Engineering & Construction Corp.	6,000	486,725
GS Holdings Corp.	14,654	694,391
Hana Financial Group, Inc.	81,500	2,369,734
Hanjin Shipping Co., Ltd.	15,600	134,464
Hanjin Transportation Co., Ltd.	10,500	215,811
Hankook Tire Co., Ltd.	33,930	1,141,996
Hanwha Chemical Corp.	65,820	1,402,882
Hanwha Corp.	17,300	483,446
Hanwha Securities Co., Ltd.	49,695	205,592
Hite-Jinro Co., Ltd.	7,206	153,291
Honam Petrochemical Corp.	6,600	1,583,991
Hotel Shilla Co., Ltd.	12,750	377,375
Hynix Semiconductor, Inc.	90,370	1,594,676
Hyosung Corp.	8,400	386,884
Hyundai Department Store Co., Ltd.	3,900	545,667
Hyundai Development Co.	13,980	194,404
Hyundai Engineering & Construction Co., Ltd.	14,670	742,097
Hyundai Heavy Industries Co., Ltd.	11,813	2,742,606
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	420,468
Hyundai Merchant Marine Co., Ltd.	30,100	643,728
Hyundai Mipo Dockyard Co., Ltd.	2,620	225,549
Hyundai Mobis	17,000	4,815,019
Hyundai Motor Co.	37,690	6,588,880
Hyundai Motor Co., PFC Shares	12,900	732,653
Hyundai Securities Co., Ltd.	48,800	384,016
Hyundai Steel Co.	15,700	1,142,873
Industrial Bank of Korea	71,500	830,077
Kangwon Land, Inc.	36,658	838,937
KB Financial Group, Inc.	70,129	2,317,209
KB Financial Group, Inc. ADR	48,488	1,588,467
KCC Corp.	1,710	319,470
Kia Motors Corp.	59,700	3,560,037
KIWOOM Securities Co., Ltd.	8,011	381,586
Korea Electric Power Corp.(1)	112,610	1,970,503
Korea Exchange Bank	82,200	481,783
Korea Express Co., Ltd.(1)	4,378	242,729
Korea Gas Corp.	12,900	335,102
Korea Investment Holdings Co., Ltd.	10,400	298,147
Korea Zinc Co., Ltd.	4,500	1,097,859
Korean Air Lines Co., Ltd.	16,966	627,414
Korean Reinsurance Co.	26,418	303,230
KT Corp.	87,949	2,649,409
KT&G Corp.	35,480	2,208,065
KTB Securities Co., Ltd.(1)	80,000	170,310
LG Chem, Ltd.	11,904	3,155,324

Security	Shares	Value
LG Corp.	19,570	$977,617
LG Display Co., Ltd.	39,300	640,958
LG Electronics, Inc.	22,196	1,267,363
LG Hausys, Ltd.	4,611	266,761
LG Household & Health Care, Ltd.	2,300	1,033,907
LG Life Sciences, Ltd.(1)	9,500	298,179
LG Uplus Corp.	55,513	299,044
LIG Insurance Co., Ltd.	14,790	242,018
Lotte Shopping Co., Ltd.	4,500	1,517,771
LS Corp.	7,030	433,305
LS Industrial Systems Co., Ltd.	4,500	190,511
MegaStudy Co., Ltd.	2,500	250,772
Mirae Asset Securities Co., Ltd.	10,170	239,689
Namhae Chemical Corp.	32,500	272,260
NCsoft Corp.	5,300	1,497,296
NHN Corp.(1)	9,658	1,840,009
Nong Shim Co., Ltd.	1,100	198,360
OCI Co., Ltd.	4,420	754,661
ORION Corp.	1,000	437,163
Pacific Corp.	2,641	515,971
POSCO	19,700	6,070,834
S-Oil Corp.	10,872	938,103
S1 Corp.	10,130	460,511
Samsung C&T Corp.	24,930	1,451,121
Samsung Card Co., Ltd.	14,260	505,800
Samsung Electro-Mechanics Co., Ltd.	16,480	1,009,425
Samsung Electronics Co., Ltd.	28,830	20,130,731
Samsung Electronics Co., Ltd., PFC Shares	620	295,561
Samsung Engineering Co., Ltd.	5,300	1,023,255
Samsung Fine Chemicals Co., Ltd.	10,800	371,778
Samsung Fire & Marine Insurance Co., Ltd.	12,674	2,298,556
Samsung Heavy Industries Co., Ltd.	34,100	780,524
Samsung Life Insurance Co., Ltd.	29,900	2,276,394
Samsung SDI Co., Ltd.	7,200	692,065
Samsung Securities Co., Ltd.	17,412	750,499
Samsung Techwin Co., Ltd.	8,485	386,653
Shinhan Financial Group Co., Ltd.	140,762	4,907,894
Shinsegae Co., Ltd.	1,770	408,870
SK Chemicals Co., Ltd.	7,300	393,400
SK Energy Co., Ltd.	18,071	2,114,331
SK Holdings Co., Ltd.	6,541	724,362
SK Networks Co., Ltd.	40,500	366,179
SK Telecom Co., Ltd.	14,400	1,818,564
SK Telecom Co., Ltd. ADR	25,326	356,337
STX Pan Ocean Co., Ltd.	39,400	249,949
Tong Yang Securities, Inc.	47,500	179,588
Woongjin Coway Co., Ltd.	15,560	500,998
Woori Finance Holdings Co., Ltd.	104,000	881,856
Woori Investment & Securities Co., Ltd.	31,000	285,147
Yuhan Corp.	2,370	215,361

		$133,414,797

Taiwan — 5.9%
Acer, Inc.	531,380	$644,835
Advanced Semiconductor Engineering, Inc.	1,109,225	945,745
Advantech Co., Ltd.	186,849	490,821
Altek Corp.(1)	291,957	290,528
Ambassador Hotel	221,000	251,939
AmTRAN Technology Co., Ltd.	376,765	202,762
Asia Cement Corp.	800,965	824,416
Asia Optical Co., Inc.(1)	187,913	203,060
Asustek Computer, Inc.	146,174	1,089,341

Security	Shares	Value
AU Optronics Corp.	1,459,925	$581,067
AU Optronics Corp. ADR	33,754	133,666
Capital Securities Corp.	605,143	199,085
Catcher Technology Co., Ltd.	157,100	899,461
Cathay Financial Holding Co., Ltd.	2,261,748	2,562,631
Cathay Real Estate Development Co., Ltd.	660,000	261,252
Chang Hwa Commercial Bank	1,492,210	845,377
Cheng Shin Rubber Industry Co., Ltd.	782,241	1,620,749
Cheng Uei Precision Industry Co., Ltd.	148,037	320,756
Chicony Electronics Co., Ltd.	150,523	242,479
Chimei Innolux Corp.(1)	1,090,725	434,302
China Airlines, Ltd.	856,844	419,845
China Development Financial Holding Corp.	3,789,901	1,125,908
China Life Insurance Co., Ltd.	998,691	936,422
China Motor Corp.	385,930	325,183
China Petrochemical Development Corp.	856,900	915,632
China Steel Corp.	3,620,556	3,519,424
Chinatrust Financial Holding Co., Ltd.	3,361,775	1,967,816
Chipbond Technology Corp.	240,000	216,291
Chong Hong Construction Co., Ltd.	148,863	312,824
Chunghwa Telecom Co., Ltd.	1,795,909	5,947,890
Clevo Co.	191,178	318,892
CMC Magnetics Corp.(1)	1,370,000	259,285
Compal Electronics, Inc.	1,023,557	930,747
Coretronic Corp.	282,312	215,464
D-Link Corp.	359,590	262,584
Delta Electronics, Inc.	430,603	1,008,645
Dynapack International Technology Corp.	67,666	231,494
E Ink Holdings, Inc.	249,000	516,163
E.Sun Financial Holding Co., Ltd.	1,312,611	641,981
Elan Microelectronics Corp.	142,410	151,153
Epistar Corp.	138,439	240,523
Eternal Chemical Co., Ltd.	310,905	236,063
EVA Airways Corp.	733,999	480,679
Evergreen International Storage & Transport Corp.	266,000	147,874
Evergreen Marine Corp.	829,717	418,546
Everlight Chemical Industrial Corp.	297,000	154,518
Everlight Electronics Co., Ltd.	103,212	175,558
Far Eastern Department Stores, Ltd.	576,931	750,390
Far Eastern International Bank	816,560	309,925
Far Eastern New Century Corp.	912,779	931,141
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,496,816
Faraday Technology Corp.	437,215	418,777
Feng Hsin Iron & Steel Co., Ltd.	172,000	291,178
First Financial Holding Co., Ltd.	2,094,978	1,338,965
First Steamship Co., Ltd.	119,084	171,077
Formosa Chemicals & Fibre Corp.	1,174,364	3,017,677
Formosa International Hotels Corp.	27,817	378,868
Formosa Petrochemical Corp.	985,153	2,686,677
Formosa Plastics Corp.	1,691,436	4,458,884
Formosa Taffeta Co., Ltd.	545,000	488,416
Formosan Rubber Group, Inc.	450,000	305,709
Foxconn International Holdings, Ltd.(1)	522,000	269,660
Foxconn Technology Co., Ltd.	200,107	637,991
Fubon Financial Holding Co., Ltd.	1,598,460	1,650,633
Giant Manufacturing Co., Ltd.	168,093	618,765
Gintech Energy Corp.	266,294	339,265
Goldsun Development & Construction Co., Ltd.	617,053	240,659
Great Wall Enterprise Co., Ltd.	235,536	212,516
HannStar Display Corp.(1)	1,853,485	121,398
Highwealth Construction Corp.	208,691	344,950
Hon Hai Precision Industry Co., Ltd.	1,977,472	4,406,646

Security	Shares	Value
Hotai Motor Co., Ltd.	98,000	$408,745
HTC Corp.	208,311	4,573,861
Hua Nan Financial Holdings Co., Ltd.	1,675,321	997,748
Huaku Development Co., Ltd.	183,344	387,098
Inotera Memories, Inc.(1)	2,102,619	444,686
Inventec Co., Ltd.	790,100	285,140
KGI Securities Co., Ltd.	1,167,671	414,931
King Yuan Electronics Co., Ltd.	711,274	253,250
Kinsus Interconnect Technology Corp.	166,280	537,202
Largan Precision Co., Ltd.	45,042	1,040,142
Lee Chang Yung Chemical Industry Corp.	226,956	331,636
Lite-On Technology Corp.	539,985	489,119
Macronix International Co., Ltd.	978,697	344,124
MediaTek, Inc.	236,371	2,570,215
Mega Financial Holding Co., Ltd.	3,460,860	2,376,515
Merida Industry Co., Ltd.	161,000	352,368
Mitac International Corp.	626,073	225,177
Motech Industries, Inc.	116,148	185,010
Nan Kang Rubber Tire Co., Ltd.	425,507	677,086
Nan Ya Plastics Corp.	1,960,538	4,209,833
Nan Ya Printed Circuit Board Corp.	99,942	268,067
Nanya Technology Corp.(1)	2,813,575	350,307
Neo Solar Power Corp.	144,016	134,270
Novatek Microelectronics Corp., Ltd.	160,479	367,510
Oriental Union Chemical Corp.	412,000	499,062
Pan-International Industrial Co., Ltd.	144,272	141,411
Pegatron Corp.	322,486	296,354
Phison Electronics Corp.	43,692	205,948
Polaris Securities Co., Ltd.	928,295	593,987
Pou Chen Corp.	1,355,764	973,508
Powerchip Technology Corp.(1)	4,744,434	265,868
Powertech Technology, Inc.	160,725	341,760
President Chain Store Corp.	619,120	3,486,800
Qisda Corp.	631,380	166,201
Quanta Computer, Inc.	782,065	1,498,157
Radiant Opto-Electronics Corp.	194,505	545,591
Radium Life Tech Co., Ltd.	291,525	226,379
Realtek Semiconductor Corp.	162,281	270,940
RichTek Technology Corp.	26,497	122,629
Ritek Corp.(1)	968,757	168,765
Ruentex Development Co., Ltd.(1)	246,000	239,406
Ruentex Industries, Ltd.(1)	322,000	512,037
Sanyang Industrial Co., Ltd.	742,000	404,580
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	624,655
Shin Kong Synthetic Fibers Corp.	965,996	280,375
Siliconware Precision Industries Co.	431,260	417,009
Siliconware Precision Industries Co. ADR	74,607	356,621
Simplo Technology Co., Ltd.	58,564	359,697
Sincere Navigation	188,000	154,396
Sino-American Silicon Products, Inc.	176,985	292,482
SinoPac Financial Holdings Co., Ltd.	2,339,449	749,164
Solar Applied Materials Technology Corp.	299,846	378,430
Synnex Technology International Corp.	651,960	1,407,750
Tainan Spinning Co., Ltd.	937,506	410,295
Taishin Financial Holdings Co., Ltd.	1,308,846	500,691
Taiwan Business Bank(1)	1,535,146	454,842
Taiwan Cement Corp.	1,018,118	1,080,026
Taiwan Cooperative Bank	1,183,682	710,880
Taiwan Fertilizer Co., Ltd.	312,000	755,543
Taiwan Glass Industrial Corp.	241,985	275,864
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Life Insurance Co., Ltd.	361,770	268,224

Security	Shares	Value
Taiwan Mobile Co., Ltd.	802,281	$1,971,808
Taiwan Semiconductor Manufacturing Co., Ltd.	5,632,873	12,678,252
Taiwan Tea Corp.	305,346	152,828
Tatung Co., Ltd.(1)	1,214,645	446,856
Teco Electric & Machinery Co., Ltd.	989,000	528,587
Tong Yang Industry Co., Ltd.	356,310	322,566
TPK Holding Co., Ltd.(1)	23,100	427,773
Transcend Information, Inc.	63,886	124,140
Tripod Technology Corp.	152,979	398,490
TSRC Corp.	235,400	513,702
TTY Biopharm Co., Ltd.	107,604	296,524
Tung Ho Steel Enterprise Corp.	293,385	261,081
U-Ming Marine Transport Corp.	202,000	293,528
Uni-President Enterprises Corp.	3,083,658	3,955,520
Unimicron Technology Corp.	305,171	426,828
United Microelectronics Corp.	2,516,361	927,949
United Microelectronics Corp. ADR	93,397	178,388
Vanguard International Semiconductor Corp.	784,175	273,423
Walsin Lihwa Corp.	1,085,980	329,053
Wan Hai Lines, Ltd.	606,375	283,372
Waterland Financial Holdings(1)	1,330,161	467,668
Wintek Corp.	258,482	199,446
Wistron Corp.	527,737	592,262
WPG Holdings Co., Ltd.	253,136	291,069
Yageo Corp.	1,003,000	278,685
Yang Ming Marine Transport	1,116,288	429,636
Yieh Phui Enterprise	937,125	311,686
Yuanta Financial Holding Co., Ltd.(1)	2,758,830	1,382,904
Yuen Foong Yu Paper Manufacturing Co., Ltd.	866,414	331,108
Yulon Motor Co., Ltd.	525,420	975,892

		$133,720,050

Thailand — 3.5%
Advanced Info Service PCL(6)	2,038,400	$8,338,954
Airports of Thailand PCL(6)	765,700	966,904
Asian Property Development PCL(6)	2,209,200	384,708
Bangkok Bank PCL	575,800	2,593,995
Bangkok Bank PCL(6)	264,800	1,252,239
Bangkok Bank PCL NVDR	35,000	157,676
Bangkok Dusit Medical Services PCL(6)	781,000	1,602,226
Bangkok Expressway PCL(6)	895,900	474,760
Bank of Ayudhya PCL(6)	1,814,000	1,157,588
Banpu PCL(6)	135,800	2,291,453
BEC World PCL(6)	2,033,100	2,389,308
Big C Supercenter PCL(6)	113,000	408,823
Bumrungrad Hospital PCL(6)	503,200	624,450
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	135,979
Central Pattana PCL(6)	540,700	592,478
Charoen Pokphand Foods PCL(6)	5,627,300	4,809,027
CP ALL PCL(6)	4,567,700	7,011,593
Delta Electronics (Thailand) PCL(6)	934,670	584,189
Electricity Generating PCL(6)	189,500	515,128
G Steel PCL(1)(6)	23,786,500	304,449
Glow Energy PCL(6)	797,100	1,207,625
Hana Microelectronics PCL(6)	1,084,100	587,207
IRPC PCL(6)	3,989,000	445,437
Italian-Thai Development PCL(6)	6,899,100	730,670
Kasikornbank PCL(6)	1,026,000	3,895,449
Kiatnakin Bank PCL(6)	350,000	321,665
Krung Thai Bank PCL(6)	2,016,100	991,392
Land & Houses PCL	697,800	144,688
Land & Houses PCL(6)	5,499,500	1,161,408

Security	Shares	Value
Major Cineplex Group PCL(6)	754,100	$301,286
Minor International PCL(6)	3,079,174	1,014,388
Precious Shipping PCL(6)	622,500	288,967
PTT Aromatics & Refining PCL(6)	442,058	346,671
PTT Chemical PCL(6)	127,289	402,108
PTT Exploration & Production PCL(6)	925,600	4,130,724
PTT PCL(6)	693,500	5,762,217
Quality House PCL(6)	4,710,000	216,844
Ratchaburi Electricity Generating Holding PCL(6)	578,300	789,198
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	230,496
Samart Corp. PCL(6)	2,912,500	746,031
Shin Corp. PCL(6)	426,000	494,181
Siam Cement PCL(6)	393,600	3,294,681
Siam City Cement PCL(6)	42,900	300,284
Siam Commercial Bank PCL(6)	964,300	3,261,685
Siam Makro PCL(6)	157,600	1,101,996
Sino Thai Engineering & Construction PCL(6)	1,553,400	456,437
Thai Airways International PCL(6)	1,290,500	823,653
Thai Beverage PCL	3,621,000	702,763
Thai Oil PCL(6)	490,400	793,446
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	486,156
Thai Union Frozen Products PCL(6)	915,915	1,515,276
Thanachart Capital PCL(6)	523,300	455,230
Thoresen Thai Agencies PCL(6)	719,990	338,637
TMB Bank PCL(6)	3,870,000	176,781
Total Access Communication PCL(6)	1,135,000	2,703,350
TPI Polene PCL(6)	1,130,500	441,132
True Corp. PCL(1)(6)	12,466,592	1,258,570

		$78,914,656

Turkey — 3.3%
Adana Cimento Sanayii TAS	82,728	$180,455
Akbank TAS	1,453,081	5,699,193
Akcansa Cimento AS	38,000	140,302
Akenerji Elektrik Uretim AS(1)	270,121	418,963
Aksa Akrilik Kimya Sanayii AS	228,054	583,260
Alarko Holding AS	207,704	353,519
Anadolu Anonim Turk Sigorta Sirketi	368,571	175,054
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,552,451
Arcelik AS	325,221	1,274,831
Asya Katilim Bankasi AS(1)	874,200	907,384
Aygaz AS	177,606	914,896
Bagfas Bandirma Gubre Fabrikalari AS	8,000	722,563
BIM Birlesik Magazalar AS	111,996	3,083,014
Cimsa Cimento Sanayi ve Ticaret AS	64,400	259,391
Coca-Cola Icecek AS	65,400	886,781
Dogan Sirketler Grubu Holding AS(1)	2,058,552	704,833
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	317,239
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	379,739
Enka Insaat ve Sanayi AS	1,367,076	3,285,740
Eregli Demir ve Celik Fabrikalari TAS	1,722,509	2,992,858
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	175,527
Gubre Fabrikalari TAS(1)	59,700	387,566
Haci Omer Sabanci Holding AS	848,449	2,952,045
Ihlas Holding AS(1)	1,888,400	891,479
Is Gayrimenkul Yatirim Ortakligi AS	409,199	256,286
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	565,237
KOC Holding AS	1,383,375	5,113,644
Koza Altin Isletmeleri AS	68,700	817,508
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	258,703
Net Holding AS(1)	282,129	237,021
Petkim Petrokimya Holding AS(1)	606,041	777,968

Security	Shares	Value
Petrol Ofisi AS	123,246	$293,735
Sekerbank TAS	658,499	330,557
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	225,009
TAV Havalimanlari Holding AS(1)	257,200	1,014,537
Tekfen Holding AS	307,071	936,336
Tofas Turk Otomobil Fabrikasi AS	172,700	612,661
Trakya Cam Sanayii AS	353,686	579,651
Tupras-Turkiye Petrol Rafinerileri AS	192,141	3,939,636
Turcas Petrolculuk AS	159,229	218,762
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	1,338,316
Turk Sise ve Cam Fabrikalari AS	541,985	1,033,700
Turk Telekomunikasyon AS	698,500	2,999,370
Turkcell Iletisim Hizmetleri AS(1)	1,148,294	5,210,955
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	434,212
Turkiye Garanti Bankasi AS	2,006,174	7,763,492
Turkiye Halk Bankasi AS	324,700	2,317,346
Turkiye Is Bankasi	1,315,506	3,379,346
Turkiye Sinai Kalkinma Bankasi AS	544,909	582,093
Turkiye Vakiflar Bankasi TAO	615,021	1,225,924
Ulker Gida Sanayi ve Ticaret AS	204,629	603,220
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	210,738
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	240,756
Yapi ve Kredi Bankasi AS(1)	725,093	1,600,940
Yazicilar Holding AS	39,000	197,370
Zorlu Enerji Elektrik Uretim AS(1)	124,509	119,850

		$75,673,962

United Arab Emirates — 1.9%
Aabar Investments (PJSC)(1)(2)	3,577,200	$706,100
Abu Dhabi Commercial Bank (PJSC)(1)	3,871,886	3,067,613
Abu Dhabi National Hotels	832,200	566,438
Agthia Group (PJSC)	550,000	253,681
Air Arabia	11,206,000	1,901,650
Ajman Bank (PJSC)(1)	1,582,800	334,697
Aldar Properties (PJSC)(1)	3,233,500	1,018,941
Arabtec Holding Co.(1)	10,827,750	3,925,229
Aramex (PJSC)	3,170,710	1,537,813
Dana Gas(1)	24,909,987	3,685,507
DP World, Ltd.	539,236	5,447,666
Drake & Scull International (PJSC)(1)	810,000	174,341
Dubai Financial Market(1)	5,958,200	1,729,327
Dubai Investments (PJSC)	2,251,568	449,620
Dubai Islamic Bank (PJSC)	2,312,900	1,234,367
Emaar Properties (PJSC)	8,426,100	6,187,439
Emirates NBD (PJSC)	260,000	268,681
First Gulf Bank (PJSC)	666,947	2,563,342
Gulf Navigation Holding(1)	3,460,300	248,000
Islamic Arabic Insurance Co.(1)	1,469,160	255,547
National Bank of Abu Dhabi (PJSC)	1,148,160	3,300,512
National Central Cooling Co. (Tabreed)(1)	431,247	73,670
Ras Al Khaimah Co.	1,319,300	570,481
Ras Al Khaimah Properties (PJSC)(1)	5,586,000	511,615
Sorouh Real Estate Co.(1)	2,789,865	822,623
Union National Bank	1,070,375	877,829
Waha Capital (PJSC)	2,068,608	339,813

		$42,052,542

Vietnam — 0.7%
Baoviet Holdings	287,600	$919,333
Development Investment Construction Corp.	282,700	272,799
FPT Corp.	418,466	1,030,451
Gemadept Corp.(1)	108,333	125,583

Security	Shares	Value
Hagl JSC(1)	760,000	$1,173,316
Hoa Phat Group JSC	757,500	1,003,721
Kim Long Securities Corp.(1)	1,311,300	732,906
Kinh Bac City Development Share Holding Corp.(1)	333,700	251,704
Kinhdo Corp.	268,900	459,581
Masan Group Corp.(1)	158,600	913,704
PetroVietnam Construction JSC	446,200	242,820
PetroVietnam Drilling and Well Services JSC	538,346	966,127
PetroVietnam Fertilizer and Chemical JSC	721,940	1,113,726
Refrigeration Electrical Engineering Corp.	487,200	267,189
Saigon Securities, Inc.	719,620	669,243
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	261,079
Tan Tao Investment Industry Co.(1)	733,399	345,735
Vietnam Construction and Import-Export JSC(1)	459,600	278,692
Vietnam Dairy Products JSC	228,730	1,372,633
Vincom JSC	484,197	2,320,289

		$14,720,631

Total Common Stocks (identified cost $1,855,419,748)		$2,201,787,036

Corporate Bonds — 0.0%(5)

	Principal
	Amount
Security	(000’s omitted)		Value
India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$15,451

Total Corporate Bonds (identified cost $16,135)			$15,451

Equity-Linked Securities(7) — 1.0%

	Maturity
Security	Date	Shares	Value
Saudi Arabia — 1.0%
Abdullah Al Othaim Markets(4)	6/2/13	14,800	$381,286
Al Rajhi Bank(4)	4/30/12	108,000	1,997,681
Alinma Bank(1)(4)	6/4/12	102,800	254,219
Almarai Co., Ltd.(4)	3/27/12	37,000	847,165
Arab National Bank(4)	6/4/12	81,600	603,742
Bank Albilad(1)(4)	9/21/12	59,100	288,757
Banque Saudi Fransi(4)	4/30/12	39,500	408,100
Company for Cooperative Insurance (The)(4)	6/22/12	16,200	232,702
Dar Al Arkan Real Estate Development(4)	8/13/12	70,500	117,012
Etihad Etisalat Co.(4)	4/2/12	150,600	2,138,181
Fawaz Abdulaziz Alhokair Co.(4)	4/4/12	21,500	310,984
Fitaihi Holding Group(1)(4)	11/26/12	52,000	165,334
Jabal Omar Development Co.(1)(4)	5/3/13	88,593	281,681
Jarir Marketing Co.(4)	6/4/12	7,600	347,265
Makkah Construction & Development Co.(4)	3/15/13	35,000	292,085
Mobile Telecommunications Co.(1)(4)	6/4/12	115,000	190,871
Mohammad Al-Mojil Group(4)	1/7/13	38,000	217,073
National Industrialization Co.(4)	5/14/12	191,653	2,015,864
Rabigh Refining and Petrochemicals Co.(1)(4)	4/2/12	28,700	187,286
Riyad Bank(4)	6/11/12	68,500	431,481
Sahara Petrochemical Co.(4)	11/26/12	67,800	379,168
Samba Financial Group(4)	4/30/12	70,600	824,474
Saudi Arabian Amiantit Co.(4)	6/25/12	32,700	129,690
Saudi Arabian Fertilizer Co.(4)	6/4/12	10,600	515,078

	Maturity
Security	Date	Shares	Value
Saudi Arabian Mining Co.(1)(4)	6/25/12	45,000	$306,560
Saudi Basic Industries Corp.(4)	3/26/12	102,100	2,514,728
Saudi British Bank(4)	10/2/12	20,500	215,085
Saudi Cable Co.(4)	9/21/12	27,500	94,038
Saudi Cement Co.(4)	8/13/12	20,250	342,170
Saudi Ceramic Co.(4)	8/16/13	9,200	325,015
Saudi Chemical Co.(4)	11/26/12	28,700	314,119
Saudi Electricity Co.(4)	6/25/12	277,000	984,112
Saudi Industrial Investment Group(4)	6/11/12	49,800	257,922
Saudi International Petrochemicals Co.(4)	9/21/12	67,870	327,082
Saudi Kayan Petrochemical Co.(1)(4)	6/4/12	77,300	349,864
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	334,654
Saudi Telecom Co.(4)	5/21/12	86,900	788,926
Savola(4)	4/20/12	93,100	644,150
Yanbu National Petrochemicals Co.(1)(4)	1/7/13	42,500	512,765

Total Equity-Linked Securities (identified cost $21,177,955)			$21,868,369

Investment Funds — 0.3%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$5,975,339
Vietnam Growth Fund, Ltd.(1)	15,639	203,307

Total Investment Funds (identified cost $7,976,611)		$6,178,646

Rights(1) — 0.0%(5)

Security	Shares	Value
Citadel Capital Co., Exp. 10/3/11	204,151	$0
Daewoo Securities Co., Ltd., Exp. 11/1/11	19,799	37,311
Hong Leong Bank Bhd, Exp. 10/6/11	50,480	13,598
Industrial Holding Bulgaria PLC, Exp. 10/17/11	210,365	1,441
Lojas Americanas SA, Exp. 10/28/11	59	0
Sahaviriya Steel Industries PCL	979	0

Total Rights (identified cost $0)		$52,350

Warrants(1) — 0.0%(5)

Security	Shares	Value
Sunway Bhd, Exp. 8/17/16, Strike MYR 2.80	75,608	$11,013

Total Warrants (identified cost $6,033)		$11,013

Short-Term Investments — 0.8%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	$18,961	$18,960,572

Total Short-Term Investments (identified cost $18,960,572)		$18,960,572

Total Investments — 99.3% (identified cost $1,903,557,054)		$2,248,873,437

Other Assets, Less Liabilities — 0.7%		$15,361,620

Net Assets — 100.0%		$2,264,235,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $23,641,459 or 1.0% of the Fund’s net assets.

(5)		Amount is less than 0.05%.

(6)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	13.7%	$310,985,889
Hong Kong Dollar	7.7	173,400,485
South African Rand	6.2	140,472,102
New Taiwan Dollar	5.9	132,781,715
South Korean Won	5.8	131,507,304
Brazilian Real	5.7	130,018,750
Mexican Peso	5.7	129,113,150
Indian Rupee	5.6	126,688,906
Indonesian Rupiah	3.5	79,856,592
Thai Baht	3.4	77,095,643
New Turkish Lira	3.3	75,239,750
Malaysian Ringgit	3.1	69,193,814
Polish Zloty	2.8	63,752,357
Qatari Riyal	1.9	43,340,212
Chilean Peso	1.9	42,241,339
Philippine Peso	1.8	41,000,698
Moroccan Dirham	1.8	40,995,736
Kuwaiti Dinar	1.8	40,678,120
United Arab Emirates Dirham	1.6	36,604,876
Colombian Peso	1.5	33,881,316
Egyptian Pound	1.5	33,360,107
Czech Koruna	1.4	32,346,080
Hungarian Forint	1.3	29,758,818
Euro	1.2	26,193,362
Other currency, less than 1% each	9.2	208,366,316

Total Investments	99.3%	$2,248,873,437

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	26.0%	$588,003,579
Materials	11.9	270,173,289
Telecommunication Services	11.3	256,205,014
Industrials	10.1	227,744,339
Energy	9.8	222,234,063
Consumer Staples	9.0	203,931,342
Consumer Discretionary	7.3	166,295,045
Information Technology	6.3	142,458,527
Utilities	4.6	103,166,489
Health Care	1.9	43,443,718
Other	0.8	19,039,386
Investment Funds	0.3	6,178,646

Total Investments	99.3%	$2,248,873,437

The Fund did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,931,166,589

Gross unrealized appreciation	$557,456,433
Gross unrealized depreciation	(239,749,585)

Net unrealized appreciation	$317,706,848

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$49,149,753	$838,021,253		$0	$887,171,006
Emerging Europe	66,626,182	320,155,112		—	386,781,294
Latin America	430,627,060	—		0	430,627,060
Middle East/Africa	117,189,473	379,024,613		993,590	497,207,676

Total Common Stocks	$663,592,468	$1,537,200,978	*	$993,590	$2,201,787,036

Corporate Bonds	$—	$15,451		$—	$15,451
Equity-Linked Securities	—	21,868,369		—	21,868,369
Investment Funds	—	6,178,646		—	6,178,646
Rights	15,039	37,311		—	52,350
Warrants	11,013	—		—	11,013
Short-Term Investments	—	18,960,572		—	18,960,572

Total Investments	$663,618,520	$1,584,261,327		$993,590	$2,248,873,437

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of June 30, 2011	$994,840
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(1,250)
Cost of purchases	—
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of September 30, 2011	$993,590

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2011	$(1,250)

Included in Level 2 are securities, with a fair value of $251,624,523, that were classified as Level 1 at June 30, 2011. The change in level designation is reflective of the improved market coverage in the current period by the fair valuation pricing service that values foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange, by incorporating correlated pricing movements that may have occurred after the closing of trading on foreign exchanges. At September 30, 2011, the value of investments transferred from Level 2 to Level 1 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 23, 2011